Filed Pursuant to Rule 497(e)

Registration No. 033-40771

COMSTOCK FUNDS, INC.

COMSTOCK CAPITAL VALUE FUND (the “Fund”)

Supplement dated December 16, 2014, to the Fund’s Statement of Additional Information,

dated August 28, 2014

The following information should be added to the “Portfolio Manager Information - Other Accounts Managed” table on page 52 of the Fund’s Statement of Additional Information:

Name of Portfolio Manager	Type of Accounts	Total # of Accounts Managed	Total Assets		# of Accounts Managed with Advisory Fee Based on Performance	Total Assets with Advisory Fee Based on Performance
Dennis J. DeCore	Registered Investment Companies:	0	$0		0	$0
	Other Pooled Investment Vehicles:	0	$0		0	$0
	Other Accounts:	11	$2.3	M	0	$0

*	Information is provided as of September 30, 2014.

The following information should be added to the “Ownership of Shares in the Fund” table on page 54 of the Fund’s Statement of Additional Information:

Team Member	Dollar Range of Equity Securities Held in the Fund*
Dennis J. DeCore	A

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE